Earnings (Loss) Per Share (Tables)	6 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
Basic and Diluted (Loss) Earnings Per Share
The net income (loss) available for common shareholders and earnings (loss) per common share are presented in the table below:

	Three Months Ended		Six Months Ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
	$	$
Net income (loss)	98,198	(14,307)	205,037	(1,860)

Weighted average number of common shares - basic	33,727,978	33,623,800	33,698,972	33,604,397
Dilutive effect of stock-based awards	250,752	—	263,539	—
Weighted average number of common shares - diluted	33,978,730	33,623,800	33,962,511	33,604,397

Earnings (loss) per common share:
– Basic	2.91	(0.43)	6.08	(0.06)
– Diluted	2.89	(0.43)	6.04	(0.06)